Submission	Sep. 24, 2025
Submission [Line Items]
Central Index Key	0001919369
Registrant Name	Vista Credit Strategic Lending Corp.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A